Organization, Nature of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Organization, Nature of Business and Basis of Presentation

NOTE 1—ORGANIZATION, NATURE OF BUSINESS AND BASIS OF PRESENTATION

Carmike Cinemas, Inc. and its subsidiaries (referred to as “Carmike”, “we”, “us”, “our”, and the “Company”) is one of the largest motion picture exhibitors in the United States. The Company owns, operates or has an interest in 274 theatres in 41 states. Of the Company’s 274 theatres, 260 show films on a first-run basis and 14 are discount theatres. The Company targets primarily mid-size non-urban markets with the belief that they provide a number of operating benefits, including lower operating costs and fewer alternative forms of entertainment. The Company’s primary business is the operation of motion picture theatres which generate revenues principally through admissions and concessions sales.

Basis of Presentation

The accompanying consolidated financial statements include those of Carmike and its wholly owned subsidiaries, after elimination of all intercompany accounts and transactions. When the Company has a non-controlling interest in an entity, it accounts for the investment using the equity method. The Company has prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”).